RESTATEMENT (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Accounting Changes and Error Corrections [Abstract]
Share based compensation	$ 500,500
Adjustments value		$ 3,089,809